FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2



1.  Name and address of issuer:       U.S. Global Investors
Funds    7900 Callaghan Road, San Antonio, Texas 78229


2.  Name of each series of funds for which this notice is filed:
      Global Resources Fund      Gold Shares Fund        World
Gold Fund       China Region Opportunity Fund       U.S.
Treasury Securities Cash Fund       U.S. Government Securities
Savings Fund       Tax Free Fund       United Services Near-Term
Tax Free Fund       All American Equity Fund       Income Fund
    Real Estate Fund

3.   Investment Company Act File Number:    811-1800
Securities Act File Number:                         02-35439

4(a).  Last day of fiscal year for which this notice is filed:
       June 30, 1998

4(b).  Check box if this notice is being filed late.





4(c). Check this box if this is the last time the issuer will be filing this Form.



5.   Calculation of registration fee:  $4,824

             (i)   Aggregate sale price of securities sold
during the               fiscal year pursuant to section 24f-2:
                                                               $
  7,980,468,807

      (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
        $ 7,964,117,231

      (iii)  Aggregate price of securities redeemed or
     repurchased during any prior fiscal year ending no
                        earlier than October 11, 1995 that were
not                previously used to reduce registration fees
payable                                to the Commission:
                                                  $
N/A

      (iv)  Total available redemption credits.
[add Items 5(ii) and 5(iii)]:
                                        - $ 7,964,117,231

     (v)   Net Sales - If Item 5(i) is greater than Item 5(iv)
           [subtract Item 5(iv) from Item 5(i)]:
                                      $  16,351,576

      (vi)  Redemption credits available for use in future years
       $(                             )               - If Item
5(i) is less than 5(iv) [subtract               Item 5(iv) from
Item 5(i)]:


       (vii) Multiplier for determining registration fee (See
Instruction C.9):                x      .000295

     (viii)  Registration fee due [multiply Item 5(v) by Item
5(vii)]                 (enter "0" if no fee is due):
                                                              =
$   4,824

 6.  Prepaid Shares        If the response to Item 5(i) was
determined by deducting an amount of securities that were
registered       under the Securities Act of 1933 pursuant to
rule 24e-2 as in effect before October 11, 1997, then
 report the amount of securities (number of shares or other
units) deducted here:___________If there        is a number of
shares or other units that were registered pursuant to rule
24e-2 remaining unsold at          the end of the fiscal year
for which this form is filed that are avialable for use by the
issuer in future         fiscal years, then state that number
here:                                                   .

 7.  Interest due-- if this Form is being filed more than 90
days after the end of the issuer's fiscal year       (see
Instruction D):
                                             + $


 8.  Total of the amount of registration fee due plus any
interest due        [line 5(viii) plus line 7]

     = $        4,824

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
Method of Delivery:
  x Wire Transfer
 Mail or other means

 SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the
dates indicated.  By (Signature and Title)     \s\ Susan McGee
                                       President & General
Counsel                      Date:     9/18/98

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